SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2022	Nov. 30, 2019
Significant Accounting Policies [Line Items]
Weighted average rate, deposit short term	5.11%	0.72%
Accumulated other comprehensive income (loss), currency forward and option, net of tax	$ (3,138,000)	$ 1,086,000
Accumulated other comprehensive income (loss), currency forward and option, net of tax	$ (428,000)	148,000
Percentage Of Severance Benefits Covered By Contributory Funded Contract Type Corporate Pension Plans	8.33%
Severance expenses	$ 7,836,000	6,368,000	$ 4,813,000
Maximum annual contribution per employee	$ 20,500
Defined contribution plan, employer matching contribution, percent of employees' gross pay	100.00%
Maximum employer's annual contribution per employee	$ 12,200
Matching contribution expense	5,629,000	4,386,000	3,533,000
Marketing expenses	34,438,000	27,504,000	22,082,000
Retained earnings	33,308,000	137,074,000
Aggregate amount of the transaction price allocated to remaining performance obligation	$ 713,000,000
Revenue remaining performance obligations percentage	60.00%
Prepaid expenses and other current assets	$ 22,482,000	22,225,000
Other long-term assets	217,040,000	121,743,000
Deposits in other long-term assets	4,881,000	5,227,000
Accrued severance payable liability	7,769,000	8,271,000
Amortization of deferred contract costs	45,254,000	43,236,000
Issuance costs attributable to liability				$ 12,900,000
Issuance costs attributable to equity components				$ 2,000,000
Unbilled Contracts Receivable Non Current	928,000	1,873,000
Unbilled receivables	10,318,000	12,517,000
Recognized deferred revenues	221,134,000
Additional paid-in capital	660,289,000	588,937,000
Decrease of deferred tax liabilities	11,022,000
Decrease in financial expenses	$ 14,812,000
Decrease basic and diluted net loss per share	$ 0.36
ASU 2021-08 (Member)
Significant Accounting Policies [Line Items]
Retained earnings					$ 26,602,000
Additional paid-in capital					65,932,000
Increase of convertible senior notes					46,270,000
Decrease of deferred tax liabilities					$ 6,940,000
Convertible Senior Note [Member]
Significant Accounting Policies [Line Items]
Effective interest rate				3.50%		0.00%
Deferred contract costs [Member]
Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets	$ 1,713,000	801,000
Other long-term assets	$ 138,907,000	96,619,000
First Three Percent Pay Contribution [Member]
Significant Accounting Policies [Line Items]
Defined contribution plan, employer matching contribution, percent of match	100.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	3.00%
Next Two Percent Contribution [Member]
Significant Accounting Policies [Line Items]
Defined contribution plan, employer matching contribution, percent of match	50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	2.00%
Employees Over Fifty Years [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 27,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset	2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset	12 years
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 50,090,000
Fair value of derivative asset	72,000	751,000
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	1,388,000	36,000
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Financial Income Expenses Hedging Transaction	2,281,000	(2,099,000)	$ (1,317,000)
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	49,000	1,318,000
fair value of derivative instruments liabilities	3,616,000	$ 86,000
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 96,246,000